Note 3 - Revenue - Disclosure of Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Receivables from contracts with customers [abstract]
Deferred revenue as of January 1	$ 5,441	$ 10,272
Deferred during the year	4,499	5,441
Recognized as revenue during the year	(5,441)	(10,272)
Deferred revenue as of December 31	$ 4,499	$ 5,441